Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-Sale Cost
Due within 1 year		[1]
Due after 1 year to 5 years	3,070	[1]
Due after 5 years	4,479	[1]
Equity securities	273,719	[1]
Available for Sale Securities, Acquisition Cost , Total	281,268	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year
Due after 1 year to 5 years	3,080
Due after 5 years	4,521
Equity securities	493,119
Available-for-sale Securities, Total	500,720
Held-to-Maturity Cost
Due within 1 year	43,893	[1]
Due after 1 year to 5 years	5,770	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	49,663	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	43,910
Due after 1 year to 5 years	5,831
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 49,741

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.